Installment Loans	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Installment Loans
10. Installment Loans
The composition of installment loans by domicile and type of borrower at March 31, 2019 and 2020 is as follows:

	Millions of yen
	2019	2020
Borrowers in Japan:
Consumer—
Real estate loans	¥1,560,832	¥1,842,131
Card loans	245,139	223,651
Other	32,962	32,618

	1,838,933	2,098,400

Corporate—
Real estate companies	288,851	300,984
Non-recourse loans	53,067	48,566
Commercial, industrial and other companies	266,675	255,309

	608,593	604,859

Overseas:
Real estate companies	104,883	250,195
Non-recourse loans	49,915	83,515
Commercial, industrial companies and other	658,930	690,299

	813,728	1,024,009
Purchased loans*	16,416	13,218

	¥3,277,670	¥3,740,486

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.
At March 31, 2020, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2021	¥579,065
2022	352,497
2023	350,778
2024	255,482
2025	247,876
Thereafter	1,941,570

Total	¥3,727,268

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥134,211 million, ¥148,863 million and ¥166,966 million for fiscal 2018, 2019 and 2020, respectively.
Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period. Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2019 and 2020 were ¥54,311 million and ¥127,194 million, respectively. There were ¥38,671 million and ¥90,893 million of loans held for sale as of March 31, 2019 and 2020, respectively, measured at fair value by electing the fair value option.
Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance
by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥
16,416
 million and ¥
13,218
 million as of March
31
,
2019
and
2020
, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal
2019
and
2020
were ¥
4,716
 million and ¥
2,983
 million, respectively.
When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥3,658 million and ¥1,497 million as of March 31, 2019 and 2020, respectively.
Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Beginning balance	¥6,061	¥4,292	¥3,186
Provision (Reversal)	(539)	(331)	(24)
Charge-offs	(1,375)	(822)	(1,789)
Recoveries	152	126	77
Other*	(7)	(79)	8

Ending balance	¥4,292	¥3,186	¥1,458

*	Other includes foreign currency translation adjustments.